CONSOLIDATED STATEMENTS OF OPERATIONS (FY) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Total revenues	$ 18,335	$ 17,164
Expenses:
Patient care expense	9,442	7,979
Facility rent expense	594	594
Cost of management fees	0	595
Depreciation and amortization	2,062	2,255
General and administrative expense	5,408	5,412
Credit loss expense	668	1,150
Total expenses	18,174	17,985
Income (loss) from operations	161	(821)
Other (income) expense:
Interest expense, net	2,710	2,751
Other expense, net	669	316
Total other expense, net	3,379	3,067
Net loss	(3,218)	(3,888)
Preferred stock dividends - gain on extinguishment	0	43,395
Net (loss) profit attributable to Regional Health Properties, Inc. common stockholders	$ (3,218)	$ 39,507
Net (loss) profit per share of common stock attributable to Regional Health Properties, Inc.:
Net loss per share of common stock attributable to Regional Health Properties, Inc., basic	$ (1.73)	$ 21.05
Net loss per share of common stock attributable to Regional Health Properties, Inc., diluted	$ (1.73)	$ 21.05
Weighted average shares of common stock outstanding:
Basic (in shares)	1,858	1,877
Diluted (in shares)	1,858	1,877
Patient Care Revenues
Revenues:
Patient care, management fees and other revenues	$ 11,273	$ 8,835
Total revenues	11,273	8,835
Rental Revenue
Revenues:
Patient care, management fees and other revenues	7,005	7,069
Management Fees
Revenues:
Patient care, management fees and other revenues		1,050
Total revenues	0	1,050
Other Revenues
Revenues:
Patient care, management fees and other revenues	57	210
Total revenues	$ 57	$ 210